COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACOUNT KG

Prospectus Supplement dated August 11, 2014

to the Prospectus (the “Prospectus”) and Statement of Additional Information dated May 1, 2014 for Scudder Gateway Elite and Scudder Gateway Plus Contracts

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The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below listed DWS funds and share classes, as applicable, will be renamed as follows:

DWS Investment VIT Funds	Deutsche Investment VIT Funds
DWS Equity 500 Index VIP	DWS Equity 500 Index VIP

DWS Variable Series I (Class A)	Deutsche Variable Series I (Class A)
DWS Bond VIP	Deutsche Bond VIP
DWS Capital Growth VIP	Deutsche Capital Growth VIP
DWS Core Equity VIP	Deutsche Core Equity VIP
DWS Global Small Cap VIP	Deutsche Global Small Cap VIP
DWS International VIP	Deutsche International VIP

DWS Variable Series II (Class A)	Deutsche Variable Series II (Class A)
DWS Global Equity VIP	Deutsche Global Equity VIP
DWS Small Mid Cap Value VIP	Deutsche Small Mid Cap Value VIP
DWS Global Income Builder VIP	Deutsche Global Income Builder VIP
DWS Global Growth VIP	Deutsche Global Growth VIP
DWS Government & Agency Securities VIP	Deutsche Government & Agency Securities VIP
DWS High Income VIP	Deutsche High Income VIP
DWS Large Cap Value VIP	Deutsche Large Cap Value VIP
DWS Money Market VIP	Deutsche Money Market VIP
DWS Small Mid Cap Growth VIP	Deutsche Small Mid Cap Growth VIP
DWS Unconstrained Income VIP	Deutsche Unconstrained Income VIP

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

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If you should have any questions, please call 1-800-782-8380 for assistance.  This Supplement should be retained with your Contract’s Prospectus for future reference.

Commonwealth Annuity Scudder Gateway Elite

Commonwealth Annuity Scudder Gateway Plus